CONSOLIDATED BALANCE SHEETS (Audited) (Parenthetical) (USD $)	Nov. 30, 2013	Nov. 30, 2012
STOCKHOLDERS' DEFICIT
Common stock Par value	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	90,280,920	90,280,920
Common stock, outstanding	90,280,920	90,280,920